Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 48,824	$ 65,645	$ 19,703
Marketable securities	26,130	13,168
Accounts receivable, net	18,291	23,668	13,372
Prepaid expenses and other current assets	4,784	4,322	1,482
Total current assets	98,029	106,803	34,557
Property and equipment, net	28,812	27,444	20,456
Intangible assets, net	1,180	1,256	1,579
Goodwill	1,634	1,634	1,634
Other non-current assets	2,387	2,474
Total assets	132,042	139,611	58,226
Current liabilities:
Accounts payable	4,348	4,354	1,726
Accrued expenses	3,023	3,911	2,453
Accrued compensation and benefits	16,404	14,183	9,661
Deferred revenue, current portion	14,090	15,158	11,165
Financing and capital lease obligations, current portion	3,324	4,288	1,228
Notes payable, current portion			2,420
Contingent consideration related to acquisition, current portion			328	[1]
Total current liabilities	41,189	41,894	28,981
Deferred revenue, net of current portion	68,183	65,063	46,355
Revolving line of credit	5,757	5,757
Financing and capital lease obligations, net of current portion	15,126	14,263	9,589
Notes payable, net of current portion			3,561
Other non-current liabilities	1,528	1,202	871
Total liabilities	131,783	128,179	89,357
Commitments and contingencies
Redeemable convertible preferred stock:
Redeemable convertible preferred stock			135,478
Stockholders' equity (deficit):
Preferred stock
Common stock value	25	24
Additional paid-in capital	215,715	214,487
Accumulated deficit	(215,481)	(203,079)	(172,718)
Total stockholders' equity	259	11,432	(166,609)
Total liabilities, redeemable convertible preferred stock and stockholders' equity (deficit)	132,042	139,611	58,226
Series A Redeemable Convertible Preferred Stock
Redeemable convertible preferred stock:
Redeemable convertible preferred stock			105,505
Series B Redeemable Convertible Preferred Stock
Redeemable convertible preferred stock:
Redeemable convertible preferred stock			29,973
Common Stock, No Par Value
Stockholders' equity (deficit):
Common stock value			$ 6,109

[1]	Contingent consideration related to acquisitions is classified within Level 3 because the liabilities are valued using significant unobservable inputs. The Company estimated the fair value of the acquisition-related contingent consideration using a probability-weighted discounted cash flow method. On the consolidated statements of operations and comprehensive loss, change in fair value related to changes in estimated contingent consideration to be paid is included in "Change in fair value of contingent consideration", and accretion of the discount on contingent consideration is included in "Other expense".